PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 11,085
Balance, end of the year	5,484	$ 11,085
Right-of-use assets	120	304
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	10,486	9,050
Additions	459	540
Disposals	(304)	(169)
Foreign currency translation	(110)	153
Acquisition of Foreign Investments	0	945
Balance, end of the year	5,434	10,486
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	2,027	1,376
Revaluation (losses) gains, net	(103)	647
Disposals	0	(37)
Foreign currency translation	(37)	45
Balance, end of the year	1,275	2,027
Accumulated fair value changes: | FVTOCI
Reconciliation of changes in property, plant and equipment [abstract]
Revaluation (losses) gains, net	(23)	704
Accumulated fair value changes: | FVTPL
Reconciliation of changes in property, plant and equipment [abstract]
Revaluation (losses) gains, net	(80)	(57)
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(1,428)	(1,025)
Depreciation	392	411
Disposals	162	37
Foreign currency translation	28	(37)
Balance, end of the year	(1,225)	(1,428)
Other subsidiaries | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Reclassification (to) assets held for sale and other	(439)	(33)
Other subsidiaries | Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Reclassification (to) assets held for sale and other	(141)	(4)
Other subsidiaries | Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Reclassification (to) assets held for sale and other	92	0
BSREP IV | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Reclassification (to) assets held for sale and other	(4,658)	0
BSREP IV | Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Reclassification (to) assets held for sale and other	(471)	0
BSREP IV | Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Reclassification (to) assets held for sale and other	$ 313	$ 8